Income tax (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Deferred Income Tax Liability	$ (24,468,302)	$ (29,559,226)	$ (26,461,867)
Deferred Income Tax Liabilities, Net	(23,632,627)	(29,302,964)	(26,172,607)
Deferred Income Tax Asset	$ 835,675	$ 256,262	$ 289,260